Ordinary and Preferred Shares - Additional Information (Detail)	1 Months Ended				12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended
	Aug. 24, 2012 USD ($)	Jun. 06, 2012	Mar. 15, 2012	Feb. 07, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 05, 2013	Nov. 04, 2013	Feb. 07, 2012 EUR (€)	Nov. 15, 2012 Stock Option	Dec. 31, 2013 Stock Option	Feb. 07, 2012 Class A, B1, B2 and E Shares	Feb. 07, 2012 Class D Preferred Shares USD ($)	Feb. 07, 2012 After Amendment EUR (€)	Feb. 07, 2012 Before adjusted EUR (€)	Feb. 07, 2012 Selling Unit Holders	Feb. 07, 2012 Selling Unit Holders Maximum	Dec. 31, 2013 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2013 Initial Public Offering USD ($)	Feb. 07, 2012 IPO USD ($)	Feb. 07, 2012 Secondary Public Offering	Feb. 07, 2012 Secondary Public Offering Selling Unit Holders	Nov. 05, 2013 First Tranche USD ($)	Dec. 31, 2013 Second Tranche USD ($)	Nov. 05, 2013 Second Tranche	Aug. 17, 2011 Tune Up Software Gmbh USD ($)	Aug. 17, 2011 Tune Up Software Gmbh EUR (€)	Dec. 31, 2013 Tune Up Software Gmbh Former Owner	Apr. 30, 2013 Tune Up Software Gmbh Ordinary Shares
Shareholders Equity [Line Items]
Shares Issued					54,763,151	54,385,951													54,763,151	54,385,951											377,200
Stock issued upon exercise of stock option		1,440	1,920	2,382,591
Preferred Stock, Liquidation Rights					Each holder of preferred shares outstanding (if issued) will receive from the balance of the Company’s assets after payment of all debts and the costs of liquidation, to the extent possible, the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares.
Voting rights					Each of the ordinary shares is entitled to one vote
Preferred Stock, Participation Rights					The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the management board, subject to the approval of the supervisory board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions.
Repurchase of own shares	370,925				2,103,214
Treasury stock, reissued shares					857,490						4,128	687,578																		169,912
Treasury stock, shares					1,612,521	366,797
Treasury stock, value					$ 33,179,000	$ 3,826,000
Repurchase of own shares, value	3,869,000				43,411,000	3,869,000
Maximum number of shares authorized under shares repurchase program								4,000,000	2,500,000
Share repurchase program repurchase period end date																									Nov. 05, 2013	May 10, 2014
Ordinary shares repurchased																									1,500,000	603,214
Ordinary shares repurchased, value																									33,110,000	10,301,000
Ordinary shares repurchased, weighted average price per share																									$ 22.07	$ 17.08
Remaining authorized number of shares under shares repurchase program																											2,500,000
Share repurchase program repurchase period start date																										Nov. 13, 2013
Ordinary shares public offered																						8,000,000	4,000,000	4,000,000
Ordinary shares offering price																						$ 16.00
Net proceeds from public offering				52,698,000
Rights granted to underwriters to purchase ordinary shares					1													1,200,000
Right, exercise Period																	30 days
Share issuance costs						8,302,000	4,703,000														11,302,000
Income tax benefit					39,006,000	11,141,000	(49,260,000)														1,703,000
Authorized capital															2,400,000	2,250,000
Authorized shares										240,000,000
Nominal value per share										€ 0.01
Authorized common stock shares					120,000,000	120,000,000				120,000,000									120,000,000	120,000,000
Authorized preferred stock shares										120,000,000
Conversion of class of shares into ordinary shares													36,000,000	12,000,000
Dividends paid						$ 2,555,000	$ 229,893,000							$ 2,555,000														$ 5,000,000	€ 3,500,000